CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Feb. 28, 2013
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

4. CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

        The Company holds cash and cash equivalents in various currencies to facilitate specific business initiatives. The following table identifies those currencies and the corresponding allocation:

	as at February 28, 2013				as at February 29, 2012
Native Currency	Native Amount	Foreign Exchange Rate to USD	USD Amount	% of total	USD Amount	% of total
US Dollar	15,890	1.000	15,890	69.2%	43,260	81.7%
Canadian Dollar	2,753	0.970	2,671	11.6%	8,029	15.2%
Euro	2,468	1.310	3,233	14.1%	403	0.8%
Chinese renminbi	2,102	0.161	339	1.5%	-	0.0%
British Pounds	197	1.519	299	1.3%	107	0.2%
Other			527	2.3%	999	1.8%

Total Cash & Cash Equivalents			22,959	100.0%	52,798	99.7%
US Dollar	-	1.000	-	0.0%	177	0.3%

Total Restricted Cash			-	0.0%	177	0.3%

TOTAL			22,959	100.0%	52,975	100.0%

        As at February 28, 2013, the Company was required to have a minimum of $7,500 held at Comerica Bank. Subsequent to February 28, 2013, that minimum requirement was increased to $10,000, see Note 11 for further details.